Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities - Working Not Working acquisition) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 77,270	$ 11,240
Working Not Working, Inc.
Business Acquisition [Line Items]
Cash and cash equivalents	910
Other tangible assets assumed	369
Goodwill	4,525
Total acquired assets	11,230
Total assumed liabilities	(1,308)
Net assets acquired	9,922
Working Not Working, Inc. | Creative relationships
Business Acquisition [Line Items]
Other tangible assets assumed	4,252
Working Not Working, Inc. | Customer relationships
Business Acquisition [Line Items]
Other tangible assets assumed	812
Working Not Working, Inc. | Trade name
Business Acquisition [Line Items]
Other tangible assets assumed	$ 362